Vessels (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 M/T Aristarchos (renamed M/T Aristotelis)	Dec. 31, 2013 M/T Agamemnon II	Sep. 11, 2013 Anax Container Carrier S.A.	Sep. 11, 2013 Thiseas Container Carrier S.A.	Sep. 11, 2013 Cronus Container Carrier S.A.	Mar. 20, 2013 Hercules Container Carrier S.A.	Mar. 27, 2013 Iason Container Carrier S.A.	Jun. 30, 2014 Ayrton II and Amore Mio II
Property Plant And Equipment
Fair value of vessels acquired					$ 54,000	$ 54,000	$ 54,000	$ 54,000	$ 54,000
Date of vessel acquisition / sale			Nov. 28, 2013	Nov. 05, 2013	Sep. 11, 2013	Sep. 11, 2013	Sep. 11, 2013	Mar. 20, 2013	Mar. 27, 2013
DWT			51,604	51,238
TEU	5,000				5,000	5,000	5,000
Year built			2013	2008	2013	2013	2013
Initial acquisition expenses			111
Vessel improvement costs capitalized										183
Net proceeds from sale of vessel				32,192
Gain / (loss) on sale of vessel				(7,073)
Vessel carrying value	1,148,531	1,176,819		38,923
Purchase price			$ 38,141